     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 2, 1999


                                                              FILE NO. 33-42484

                                                              FILE NO. 811-6400
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 38       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 37              /X/



                            ------------------------

                        THE ADVISORS' INNER CIRCLE FUND

               (Exact Name of Registrant as Specified in Charter)

                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code (800) 932-7781

                                 MARK E. NAGLE
                              c/o SEI Corporation
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

                           Richard W. Grant, Esquire
                             John H. Grady, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   /X/     75 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           THE ADVISORS' INNER CIRCLE FUND




                                      PROSPECTUS
                                    MAY ___, 1999

                                HGK EQUITY VALUE FUND
                                HGK MID CAP VALUE FUND


                                  INVESTMENT ADVISER
                              HGK ASSET MANAGEMENT, INC.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                   IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                             HOW TO READ THIS PROSPECTUS


The HGK Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The portfolios have individual investment goals and strategies. This prospectus gives you important information about the HGK Equity Value Fund and the HGK Mid Cap Value Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:


                                                                 Page
     HGK Equity Value Fund                                       XXX
     HGK Mid Cap Value Fund                                           XXX
     More information about risk                                 XXX
     Each Fund's other investments                               XXX
     The Investment Adviser and portfolio managers               XXX
     Purchasing, Selling and Exchanging Fund shares              XXX
     Dividends, distributions and taxes                          XXX
     How to obtain more information about the
     HGK Funds                                                        Back Cover

INTRODUCTION - INFORMATION COMMON TO BOTH FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk

The Funds principally invest (at least 65% of their assets) in equity securities. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. An investment in a Fund may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

HGK EQUITY VALUE FUND


INVESTMENT GOAL                             LONG-TERM CAPITAL APPRECIATION

PRINCIPAL INVESTMENT STRATEGY OF THE HGK EQUITY VALUE FUND


The Fund invests primarily in common stocks of established U.S. companies with large market capitalizations (on average, between $20 and $30 billion) that exhibit value characteristics. In choosing investments for the Fund, the Adviser identifies value through in-depth cash flow analysis, selecting those companies that exhibit improving cash flow return on investment and that currently trade at a price below the present value of their discounted cash flows. The Adviser's process seeks to eliminate the accounting distortions inherent in financial statements and allow comparisons between companies based on their ability to generate cash flow for a given level of invested capital. The Adviser also incorporates traditional "value criteria," such as price/earnings ratios, to reinforce and enhance the investment selection process.

The Adviser employs a sell discipline for individual stocks based on a discounted cash flow model. Using consensus earnings estimates and historical asset growth rates, a model of future cash flows is constructed with a duration based on a company's average asset life and a residual value comprised of cash, land, accounts receivable, and inventories. A company-specific discount rate is then applied to the cash flows and residual value, resulting in a present value for the stock. When a stock's present value reaches its market price, it becomes a candidate for sale.

The Adviser seeks to keep the Fund well-diversified and exposed to all major market sectors (such as technology, consumer staples, etc.) in the Standard & Poor's Composite 500 Index (S&P 500) and will overweight sectors which it believes are undervalued. The Adviser will attempt to avoid overweighting the Fund's position in any specific sector beyond 150% of the weighting that sector has in the S&P 500. Conversely, for sectors that it believes are overvalued, the Adviser will attempt to avoid underweighting the Fund's position in any specific sector below 50% of the weighting that sector has in the S&P 500.

PRINCIPAL RISKS OF INVESTING IN THE HGK EQUITY VALUE FUND


The Fund is subject to the risk that its market segment, large capitalization value stocks, may underperform other equity market segments or the equity markets as a whole.

Investor Profile    Investors who seek long term capital appreciation and who
                    are willing to bear the risks of investing in equity securities

PERFORMANCE INFORMATION

The Fund is new and did not have performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

 SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE
 OF OFFERING PRICE)*                                                   5.50%
 MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET
 VALUE)                                                                NONE
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND
 OTHER DISTRIBUTIONS (AS A PERCENTAGE OF OFFERING PRICE)               NONE
 REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)    NONE
 EXCHANGE FEE                                                          NONE
 MAXIMUM ACCOUNT FEE                                                   NONE
--------------------------------------------------------------------------------
 *   THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.  SEE
     "PURCHASING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES  (EXPENSES DEDUCTED FROM FUND ASSETS)*

--------------------------------------------------------------------------------
Investment Advisory Fees                                                  .90%
Distribution and Service (12b-1) Fees                                     .25%
Other Expenses                                                            .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     X.XX%
Fee Waivers and Expense Reimbursements                                   X.XX%
Net Expenses                                                             X.XX%


* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.50% FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR              3 YEARS             5 YEARS            10 YEARS
     ------              -------             -------            --------
      $____               $____               $____               $____

HGK MID CAP VALUE FUND

INVESTMENT GOAL                          LONG-TERM CAPITAL APPRECIATION

PRINCIPAL INVESTMENT STRATEGY OF THE HGK MID CAP VALUE FUND

The Fund invests primarily in common stocks of established U.S. companies with medium market capitalizations (between $750 million and $10 billion) that exhibit value characteristics. In choosing investments for the Fund, the Adviser identifies value through in-depth cash flow analysis, selecting those companies that exhibit improving cash flow return on investment and that trade at a price below the present value of their discounted cash flows. The Adviser's process seeks to eliminate the accounting distortions inherent in financial statements and allow comparisons between companies based on their ability to generate cash flow for a given level of invested capital. The Adviser also incorporates traditional "value criteria," such as price/earnings ratios, to reinforce and enhance the investment selection process.

The Adviser seeks to keep the Fund well-diversified and exposed to all major market sectors (such as technology, consumer staples, etc.) represented in the broad market and will overweight sectors which it believes are undervalued. The Adviser will attempt to avoid significant overweighting or underweighting of the Fund's position in any specific sector.

The Adviser employs a sell discipline for individual stocks based on a discounted cash flow model. Using consensus earnings estimates and historical asset growth rates, a model of future cash flows is constructed with a duration based on a company's average asset life and a residual value comprised of cash, land, accounts receivable, and inventories. A company-specific discount rate is then applied to the cash flows and residual value, resulting in a present value for the stock. When a stock's present value reaches its market price, it becomes a candidate for sale.

PRINCIPAL RISKS OF INVESTING IN THE HGK MID CAP VALUE FUND

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The Fund is also subject to the risk that its market segment, medium capitalization value stocks, may underperform other equity market segments or the equity markets as a whole.

Investor Profile    Investors who seek long term capital appreciation and who
                    are willing to bear the risks of investing in equity securities of medium sized companies

PERFORMANCE INFORMATION

The Fund is new and did not have performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE
OF OFFERING PRICE)*                                                    5.50%
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET
VALUE)                                                                 NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND
OTHER DISTRIBUTIONS (AS A PERCENTAGE OF OFFERING PRICE)                NONE
REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)     NONE
EXCHANGE FEE                                                           NONE
MAXIMUM ACCOUNT FEE                                                    NONE
--------------------------------------------------------------------------------
*    This sales charge varies depending upon how much you invest.  See
     "Purchasing Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*


--------------------------------------------------------------------------------
Investment Advisory Fees                                                  .90%
Distribution and Service (12b-1) Fees                                     .25%
Other Expenses                                                            .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     X.XX%
Fee Waivers and Expense Reimbursements                                   X.XX%
Net Expenses                                                             X.XX%


* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.50% FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR              3 YEARS             5 YEARS            10 YEARS
     ------              -------             -------            --------
      $____               $____               $____               $____

MORE INFORMATION ABOUT RISK

YEAR 2000 RISK - The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Funds. While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

EACH FUND'S OTHER INVESTMENTS


This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that either Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees of The Advisors' Inner Circle Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

HGK Asset Management, Inc (HGK), serves as the Adviser to the Funds. HGK has provided equity, fixed income and balanced asset management services for the assets of institutional and individual investors since its inception in 1983. As of December 31, 1998, HGK had approximately $2.1 billion in assets under management. For its advisory services to the Funds, HGK is entitled to receive
 .90% of the average daily net assets of each Fund. HGK has contractually agreed, for a period of one year from the date of this prospectus, to waive a portion of its fees and reimburse certain expenses of the Funds so that total operating expenses do not exceed 1.50% of each Fund's average daily net assets.


PORTFOLIO MANAGERS


Michael Pendergast, CFA serves as a Senior Equity Portfolio Manager for HGK and co-manages the HGK Equity Value Fund. He has more than 15 years of investment experience. Prior to joining HGK in 1983, Mr. Pendergast served as an equity portfolio manager at L.F. Rothchild, Unterberg, Towbin.

Paul B. Carlson, CFA serves as a Portfolio Manager for HGK and co-manages the
HGK Equity Value Fund.   He has more than 10 years of investment experience.
Prior to joining HGK in 1991, Mr. Carlson served as a trading assistant at Dillon, Read.

Arthur E. Coia, II serves as a managing director of HGK and manages the HGK Mid Cap Value Fund. He has more than seven years of investment experience. Prior to joining HGK in 1998, Mr. Coia managed equity accounts for a Manhattan investment firm.

THE ADVISER'S PAST PERFORMANCE

The following table represents the average annual return for all of the accounts managed by HGK with investment goals and strategies that are substantially similar to those of the HGK Equity Value Fund and the HGK Mid Cap Value Fund and a comparison to each Fund's respective performance benchmark. These similarly managed accounts are referred to as "composites." The composites were managed by the same portfolio managers that currently manage the investments of each Fund, respectively. The composite performance has been adjusted based on the applicable sales charges and the estimated total operating expenses of each Fund, based on the Adviser's contractual agreement to waive its fees and reimburse fund expenses to limit each Fund's expenses to 1.50% of average daily net assets. This adjustment reduces the actual performance of the composites. The comparison of the composites to the benchmarks is meant to provide you with a general sense of how the composites performed compared to an appropriate broad-based equity market index. The past performance of the composites is no guarantee of the future performance of the Funds.

                                           AVERAGE ANNUAL TOTAL RETURN FOR THE
                                                      PERIODS ENDED __________
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
COMPOSITES/BENCHMARKS            1 YEAR          5 YEARS            (10/1/90)
--------------------------------------------------------------------------------
HGK Equity Value Composite
  (gross of sales load and fees)  ___%            ___%                 ___%
--------------------------------------------------------------------------------
HGK Equity Value Composite
  (net of sales load and fees)    ___%            ___%                 ___%
--------------------------------------------------------------------------------
Wilshire Large Cap
  Value Index                   11.25%          19.02%               19.16%
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
                                                                     (7/1/98)
--------------------------------------------------------------------------------
HGK Mid Cap Value Composite
 (gross of sales load and fees)                                        ___%
--------------------------------------------------------------------------------
HGK Mid Cap Value Composite
 (net of sales load and fees)                                          ___%
--------------------------------------------------------------------------------
Wilshire Mid Cap 750 Index                                             ___%
--------------------------------------------------------------------------------

PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to buy, sell (sometimes called "redeem") and exchange shares of the Funds.

The Funds are for individual and institutional investors.


HOW TO PURCHASE FUND SHARES


You may purchase shares directly by:
-    Mail
-    Telephone
-    Wire, or
-    Automated Clearing House (ACH).

To purchase shares directly from us, please call 1-800-932-7781, or complete and send in the enclosed application. Unless you arrange to pay by wire or through or ACH, write your check, payable in U.S. dollars, to "HGK Value Equity Fund" or "HGK Mid Cap Equity Fund." A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly . Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.


GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order plus, the applicable front-end sales charge.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order before 4:00 Eastern time.

HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES


To purchase shares for the first time, you must invest at least $2,000 in either Fund. There is no minimum for subsequent investments in either Fund. A Fund may accept investments of smaller amounts at its discretion.


SYSTEMATIC INVESTMENT PLAN


If you have a checking or savings account with a bank, you may purchase shares or either Fund automatically through regular deductions from your account in amounts of at least $25 per month.


SALES CHARGES


FRONT-END SALES CHARGES


The offering price of Fund shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                                                   YOUR SALES CHARGE AS A               YOUR SALES CHARGE AS A
                                                               PERCENTAGE OF OFFERING PRICE       PERCENTAGE OF YOUR NET INVESTMENT
 ----------------------------------------------------------------------------------------------------------------------------------
 IF YOUR INVESTMENT IS:
 Less than $50,000                                                       5.50%                                 5.82%
 $50,000 but less than $100,000                                          4.75%                                 4.99%
 $100,000 but less than $250,000                                         3.75%                                 3.90%
 $250,000 but less than $500,000                                         2.75%                                 2.83%
 $500,000 but less than $1,000,000                                       2.00%                                 2.04%
 $1,000,000 and over                                                     0.00%                                 0.00%

WAIVER OF FRONT-END SALES CHARGE


The front-end sales charge will be waived on shares purchased:

-    through reinvestment of dividends and distributions;
- by employees, and members of their immediate family, of HGK and its affiliates and vendors;
-    by employees and retirees of the Administrator or Distributor;
-    by Trustees and officers of The Advisors' Inner Circle Fund;
- by all Taft-Hartley labor unions and their members and sold through HGK (purchases made through brokers and dealers that are not affiliated with HGK may be subject to a sales charge);
-    by existing shareholders of the HGK Fixed Income Fund as of ___, 1999; or
-    by existing clients of HGK.


REDUCED SALES CHARGES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase the shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of shares sold subject to a sales charge. As a result, shares of the Fund purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 4.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to the shares you purchase with a Letter of Intent.


GENERAL INFORMATION ABOUT SALES CHARGES


Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund.


HOW TO SELL YOUR FUND SHARES


If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly, you may sell your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-800-932-7781.

If you would like to close your account, or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $50,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. The Fund may waive the $50,000 minimum account size for the systematic withdrawal plan at its discretion.

RECEIVING YOUR MONEY


Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND


We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES


If your account balance drops below $2,000 because of redemptions you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES


You may exchange your shares of the HGK Equity Value Fund for shares of the HGK Mid Cap Value Fund (and vice versa) on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF FUND SHARES


Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:


     HGK Equity Value Fund    .25%
     HGK Mid Cap Value Fund   .25%


DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Fund distributes its income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES


PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                           THE ADVISORS' INNER CIRCLE FUND

                                HGK EQUITY VALUE FUND
                                HGK MID CAP VALUE FUND


INVESTMENT ADVISER

HGK Asset Management, Inc.
525 Washington Boulevard
Jersey City, New Jersey 07310


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036

More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated May ___, 1999, includes detailed information about The Advisors' Inner Circle Fund and the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-932-7781

BY MAIL: Write to us
HGK Funds
c/o The Advisors' Inner Circle Fund
P.O. Box 419009

Kansas City, Missouri 64141-6009

BY E-MAIL :  PKOSARA@WARWICK.NET

BY INTERNET:  WWW.HGK.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about The Advisors' Inner Circle Fund, from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Advisors' Inner Circle Fund's Investment Company Act registration number is 811-6400.

                                        FUND:
                           THE ADVISORS' INNER CIRCLE FUND

                                     PORTFOLIOS:
                                HGK EQUITY VALUE FUND
                                HGK MID CAP VALUE FUND

                                 INVESTMENT ADVISER:
                              HGK ASSET MANAGEMENT, INC.


This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the HGK Equity Value Fund and the HGK Mid Cap Value Fund (each a "Portfolio" and collectively, the "Portfolios"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolios and should be read in conjunction with the Portfolios' Prospectus dated ____________, 1999. The Prospectus for the Portfolios may be obtained by calling 1-800-932-7781.

                                  TABLE OF CONTENTS

THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . .S-__
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . . .S-__
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
THE ADVISER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
THE TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
THE CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . .S-__
LEGAL COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
TRUSTEES AND OFFICERS OF THE FUND. . . . . . . . . . . . . . . . . . . . . .S-__
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . . . . .S-__
PURCHASING SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
REDEEMING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . .S-__
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . . . .S-__
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . . . .S-__
YEAR 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .S-__

____________, 1999

HGK-F-007-01

THE FUND

This Statement of Additional Information relates only to the HGK Equity Value Fund and the HGK Mid Cap Value Fund (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares").
Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

Each Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses not attributable to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

INVESTMENT OBJECTIVES AND POLICIES

IN GENERAL

For temporary defensive purposes during periods when the Adviser determines that conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments, consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances issued by banks or savings and loans associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated at the time of purchase at least A-1 by S&P or P-1 by Moody's, or unrated commercial paper determined by the Adviser to be of comparable quality; repurchase agreements involving any of the foregoing; and, to the extent permitted by applicable law, shares of other investment companies.

The Portfolios' investment goal is long-term capital appreciation. This goal is fundamental, and may not be changed without the consent of shareholders. There can be no assurance that the Portfolios will be able to achieve their investment objectives.

The Portfolios may invest in common stocks, preferred stocks and convertible securities of domestic companies, as well as warrants to purchase such securities that are traded on registered exchanges or the over-the-counter market in the United States. The

Portfolios may also purchase equity securities (including depositary receipts) and preferred stocks (including depositary stocks convertible into common stocks) issued by foreign companies, as well as debt securities convertible into common stock of such companies.

Although a Portfolio will normally be fully invested in equity securities (other than as considered appropriate for cash reserves), for temporary defensive purposes during periods when the Adviser determines that market conditions warrant, up to 100% of a Portfolio's assets may be held from time to time in cash or cash equivalents. In general, cash or cash equivalents will be held in U.S. Treasury bills, high quality commercial paper, certificates of deposit and money market instruments.

AUXILIARY POLICIES OF THE PORTFOLIOS

Although not primary strategies employed by the Adviser in managing the Portfolios, the Portfolios may engage in a number of investment practices in order to meet their investment objectives. In this regard, the Portfolios may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Portfolios may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

The Portfolios may purchase securities denominated in foreign currencies in amounts up to 10% of its total assets. The Portfolios do not have a corresponding limitation with respect to foreign securities denominated in U.S. dollars.

It is anticipated that the annual portfolio turnover rate for the Portfolios will not exceed 100%.

For a description of the permitted investments of the Portfolios and the associated risk factors, see "Description of Permitted Investments."

DESCRIPTION OF PERMITTED INVESTMENTS

ASSET-BACKED SECURITIES -- Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS - Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

COMMON AND PREFERRED STOCKS - Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES - Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

HIGH RISK, HIGH YIELD CONVERTIBLE SECURITIES -- Fixed income securities (including convertible securities) rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit a Portfolio's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

CORPORATE BONDS - Debt instruments issued by a private corporation, as distinct from one issued by a governmental agency or municipality. Corporate bonds generally have the following features: (1) they are taxable; (2) they have a par value of $1,000; and (3) they have a term maturity. They are sometimes traded on major exchanges.

EQUITY SECURITIES - Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Portfolio invests will cause the net asset value of that Portfolio to fluctuate. An investment in a Portfolio may therefore be more suitable for long-term investors.

THE EURO - On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro. The countries initially converting or tieing their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market is now reflected in Euros, and participating governments now issue their bonds in Euros. Monetary policy for participating countries is now uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro conversion on the Portfolios, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Adviser may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

FIXED INCOME SECURITIES - Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Portfolios' net asset value.

FLOATING RATE INSTRUMENTS - have a rate of interest that is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank. The Portfolios can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. The Portfolios may use the longer of the period required before the Portfolios are entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity of the instrument. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the Prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Portfolio may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolios may be required to make delivery of the instruments underlying the futures contracts they hold.
The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Portfolio. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Portfolios will be engaged in futures transactions only for hedging purposes, the Adviser does not believe that the Portfolios will generally be subject to the risks of loss frequently associated with futures transactions. The Portfolios presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Portfolios does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Portfolios could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Portfolios of margin deposits in the event of the bankruptcy of a broker with whom the Portfolios have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

INVESTMENT COMPANY SECURITIES - A Portfolio's purchase of investment company securities will result in the layering of expenses. A Portfolio is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Portfolio owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired company having an aggregate value of 5% of the value of the total assets of the Portfolio, or (3) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Portfolio.

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolios' books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

     GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage Corporation. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

     Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

     PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICS") that are rated in one of the top four rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     CMOs: CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by

     U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     REMICs: REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

     Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

     RISK FACTORS: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OPTIONS - A Portfolio may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Portfolio, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Portfolios of writing covered calls is that the Portfolios receive a premium which is additional income. However, if the security rises in value, the Portfolios may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. A Portfolio may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Portfolio will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Portfolio will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Portfolios will write call options only on a covered basis, which means that a Portfolio will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Portfolio would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Portfolios will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

REPURCHASE AGREEMENTS -Repurchase agreements are agreements by which a person (E.G., the Portfolios) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Portfolios for purposes of their investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolios, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolios could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolios may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolios is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Portfolios includes restricted securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Portfolios' Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES OF FOREIGN GOVERNMENTS - The Portfolios may invest in U.S. dollar denominated obligations or securities of the Government of Canada and its provincial and local governments and U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities. Permissible investments may consist of obligations of foreign branches of U.S. Banks and of foreign banks, including Yankee Certificates of Deposit. In addition, the Portfolios may invest in American Depositary Receipts. These instruments may subject the Portfolios to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

SECURITIES OF FOREIGN ISSUERS - There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of the Portfolios' investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Portfolios may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolios.

SECURITIES LENDING - Each Portfolio may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Portfolio exceed one-third of the value of the Portfolio's total assets taken at fair market value. A Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Adviser to be of good standing and when, in the judgment of that Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Portfolios may use the Distributor or a broker-dealer affiliate of an Adviser as a broker in these transactions.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS - U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Interest and Principal Risk Securities.

VARIABLE AND FLOATING RATE SECURITIES - Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES - Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Portfolio, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Adviser, be equivalent to the ratings applicable to permitted investments for the particular Portfolio. The appropriate Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS - Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolios will maintain with the Custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolios before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolios generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolio, the Portfolios may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON OBLIGATIONS - Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

INVESTMENT LIMITATIONS

The following are fundamental policies of the Portfolios and cannot be changed with respect to a Portfolio without the consent of the holders of a majority of a Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

Each Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of a Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3.   Acquire more than 10% of the voting securities of any one issuer.

4.   Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Portfolios' assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Portfolio shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

6. Make loans, except that a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements.

7. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (5) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

8. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to the permitted investments of each Portfolio, it may invest in municipal securities or other marketable obligations secured by real estate or interests therein.

9. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Portfolio security.

11. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Fund or any investment adviser of the Fund owns beneficially more than 0.5% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 0.5% of such shares or securities together own more than 5% of such shares or securities.

14. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

15. Write or purchase puts, calls, options or combinations thereof or invest in warrants.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

The Fund and HGK Asset Management Inc. (the "Adviser") have entered into an advisory agreement dated August 15, 1994 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the

Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser was incorporated in 1983 by three principals, Jeffrey T. Harris, Warren A. Greenhouse and Joseph E. Kutzel. The Adviser has provided equity, fixed income and balanced fund management of individually structured portfolios since its inception. As of December 31, 1998, total assets under management were approximately $2.1 billion. The principal business address of the Adviser is Newport Tower, 525 Washington Boulevard, Jersey City, New Jersey, 07310.

The Adviser makes the investment decisions for the assets of each Portfolio and continuously reviews, supervises and administers each Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

[INSERT NEW PORTFOLIO MANAGERS]

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .90% of the average daily net assets of the HGK Equity Value Fund and the HGK Mid Cap Value Fund, respectively. The Adviser has contractually agreed to waive all or a portion of its fees for, and reimburse expenses of, a Portfolio to the extent necessary in order to limit total operating expenses to an annual rate of not more than ____% of the Portfolio's average daily net assets for a period of one year from the date of the Prospectus. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of a Portfolio.

To the extent a Portfolio purchases securities of open end investment companies, the Adviser will waive its advisory fee on that portion of the Portfolio's assets invested in such securities.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolios, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to a Portfolio, by a majority of the outstanding shares of a Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") serves as the administrator of the Fund. The Administrator provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of each Portfolio's average daily net assets. However, each Portfolio pays the Administrator a minimum annual fee of $75,000, and consequently the annual administration fee each Portfolio pays will exceed
 .20% of the Portfolio's average daily net assets at low asset levels.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Portfolios until August 15, 1999 and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' written notice to the other party.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement dated November 14, 1991 ("Distribution Agreement"). The Distributor will not receive compensation for the distribution of shares of any Portfolio.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

No compensation is paid to the Distributor for distribution services for the shares of the Portfolios.

THE TRANSFER AGENT

DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri 64105 serves as the Fund's transfer agent.

THE CUSTODIAN

First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036 serves as legal counsel to the Fund.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund. The Fund pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, and Oak Associates Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* --1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee** -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee** -- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

JAMES R. FOGGO (DOB 06/30/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (DOB 12/21/58) -- Vice President and Assistant Secretary -- Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Andersen LLP prior to 1987.

JOSEPH M. O'DONNELL (DOB 11/13/54) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

LYNDA J. STRIEGEL (DOB 10/30/48) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

MARK E. NAGLE (DOB 10/20/59) -- Controller and Chief Financial Officer -- Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

JOHN H. GRADY, JR. (DOB 06/01/61) -- Secretary --1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.


-------------------------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act.

**Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Portfolio.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

PERFORMANCE INFORMATION

From time to time, the Fund may advertise yield, effective yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields.

PERFORMANCE COMPARISONS

The Portfolios may periodically compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

From time to time, the Fund may advertise yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Portfolios refer to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)to the power of 6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

The total return of the Portfolios refer to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)to the power of n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASING SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange is open for business. Shares of the Portfolios are offered on a continuous basis. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

REDEEMING SHARES

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Fund has obtained an exemptive order from the SEC that permits the Fund to make in-kind redemptions to those shareholders of the Fund that are affiliated with the Fund solely by their ownership of a certain percentage of the Fund's investment portfolios.

A Shareholder will at all times be entitled to aggregate cash redemptions from all portfolios of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net assets.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolios are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting A Portfolio and its shareholders that are not described in the Portfolio's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Portfolios' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

A Portfolio intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolios expect to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify as a RIC, a Portfolio must distribute at least 90% of its net investment income (generally, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Portfolio controls or that are engaged in the same, similar or related trades or business.

Although the Portfolios intend to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, A Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Portfolio's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

PORTFOLIO DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Portfolio's earnings and profits. The Portfolios anticipate that they will distribute substantially all of their investment company taxable income for each taxable year.

A Portfolio may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, a Portfolio will pay federal income tax thereon.

In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC, generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by a portfolio for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, such distributions will generally qualify for the corporate dividends-received deduction.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Portfolio in the year in which the dividends were declared.

A Portfolio will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by a Portfolio during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF PORTFOLIO SHARES

Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Portfolio with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Portfolio that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

In certain cases, a Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to a Portfolio that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

If a Portfolio fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), a Portfolio will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. A Portfolio intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

A Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

A Portfolio has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser is responsible for placing the orders to execute transactions for the Portfolio. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily be paying the lowest spread or commission available.

The money market instruments in which a Portfolio invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of a Portfolio will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Fund selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Fund. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Fund's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Fund may allocate out of all commission business generated by the fund and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Fund.
Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Portfolio may obtain, it is the opinion of the Adviser and the Fund's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Portfolio, at the request of the Distributor, gives consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

The Adviser may, consistent with the interest of the Portfolios, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Portfolio.

It is expected that a Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Portfolio' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Fund may create additional series of shares. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

YEAR 2000

The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.

                           PART C: OTHER INFORMATION

POST EFFECTIVE AMENDMENT NO. 38


ITEM 23.  EXHIBITS:

(a)(1)     Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to Post- Effective Amendment No. 32 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1998.
(a)(2)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             December 2, 1996, is incorporated herein by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(a)(3)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             February 18, 1997, is incorporated herein by reference to Post-Effective
             Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1997.
(b)(1)     Registrant's By-Laws are incorporated herein by reference to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on August 29, 1991.
(b)(2)     Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on December 12, 1996.
(c)        Not Applicable.
(d)(1)     Investment Advisory Agreement between Registrant and HGK Asset Management,
             Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(d)(2)     Investment Advisory Agreement between Registrant and AIG Capital Management
             Corp. with respect to AIG Money Market Fund originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed February 27, 1997.
(d)(3)     Investment Advisory Agreement between Registrant and First Manhattan Co.
             with respect to FMC Select Fund dated May 3, 1995 as originally filed with
             Post-Effective Amendment No. 19 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on February 1, 1995 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(d)(4)     Investment Advisory Agreement between Registrant and CRA Real Estate
             Securities L.P. dated December 31, 1996 with respect to the CRA Realty
             Shares Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484) filed with the Securities and Exchange Commission on May 22,
             1997.

(d)(5)     Investment Advisory Agreement between Registrant and MDL Capital Management,
             Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the
             MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 27, 1998.
(d)(6)     Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on February 27, 1998.
(d)(7)     Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and
             Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on May 18, 1998.
(d)(8)     Form of Investment Advisory Agreement between Registrant and LSV Asset
             Management Company is incorporated herein by reference to Post-Effective
             Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 29, 1998.
(d)(9)     Amended and Restated Schedule to the Investment Advisory Agreement dated May
             3, 1995 between Registrant and First Manhattan Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on December 29, 1998.
(e)(1)     Amended and Restated Distribution Agreement between Registrant and SEI
             Financial Services Company dated August 8, 1994 as originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(e)(2)     Distribution Agreement between Registrant and CCM Securities, Inc. dated
             February 28, 1997 is incorporated herein by reference to Post-Effective
             Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on June
             30, 1997.
(e)(3)     Amended and Restated Sub-Distribution and Servicing Agreement between SEI
             Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1998.
(f)        Not Applicable.
(g)        Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 28, 1991 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed on February 27, 1997.

(h)(1)     Amended and Restated Administration Agreement between Registrant and SEI
             Financial Management Corporation, including schedules relating to Clover
             Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak
             Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth
             Fund, Roulston Growth and Income Fund, Roulston Government Securities
             Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund,
             Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan
             Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(h)(2)     Schedule dated November 11, 1996 to Administration Agreement dated November
             14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares
             Portfolio is incorporated herein by reference to Post-Effective Amendment
             No. 29 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on May 22,
             1997.
(h)(3)     Shareholder Service Plan and Agreement for the Class A Shares of the CRA
             Realty Shares Portfolio is incorporated herein by reference to
             Post-Effective Amendment No. 30 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on June 30, 1997.
(h)(4)     Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and
             Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1997.
(h)(5)     Consent to Assignment and Assumption of Administration Agreement dated June
             1, 1996 is incorporated herein by reference to Post-Effective Amendment
             No. 28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.
(h)(6)     Schedule to the Amended and Restated Administration Agreement adding the MDL
             Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund
             incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(h)(7)     Schedule to the Amended and Restated Administration Agreement adding the
             SAGE Corporate Fixed Bond Fund is incorporated herein by reference to
             Post-Effective Amendment No. 32 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 27, 1998.
(h)(8)     Schedule dated May 19, 1997 to Administration Agreement dated November 14,
             1991 between the Advisors' Inner Circle Fund and SEI Financial Management
             Corporation adding the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on February 27, 1998.
(h)(9)     Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.

(h)(10)    [Form of] Shareholder Servicing Agreement for AIG Money Market Fund is
             incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(h)(11)    Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on May 18, 1998.
(h)(12)    Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the
             Administration Agreement dated November 14, 1991 as amended and restated
             May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 34 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on December 29, 1998.
(h)(13)    Assignment and Assumption Agreement dated February 27, 1998 between
             Registrant and Oak Associates Funds is incorporated herein by reference to
             Post-Effective Amendment No. 34 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on December 29, 1998.
(i)        Opinion and Consent of Counsel dated October 24, 1991, as originally filed
             October 28, 1991, is incorporated herein by reference to Post-Effective
             Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1998.
(j)        Not Applicable.
(k)        Not Applicable.
(l)        Not Applicable.
(m)        Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(n)        Not Applicable.
(o)        Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(p)        Powers of Attorney for Mark E. Nagle, John T. Cooney, William M. Doran,
             Frank E. Morris, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson
             and James M. Storey are incorporated herein by reference to Post-Effective
             Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 29, 1998.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Investments Management Corporation a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Investments Mutual Funds Services ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit a to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.
-----------------------------

    HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

    The list required by this Item 26 of general partners of HGK Asset Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by HGK Asset Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-19314).

AIG CAPITAL MANAGEMENT CORP.
----------------------------

    AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

    The list required by this Item 26 of directors and officers of AIG Capital Management Corp., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such directors and officers during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. under the Advisers Act of 1940 (SEC File No. 801-47192).

FIRST MANHATTAN CO.
-------------------

    First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

    The list required by this Item 26 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC File No. 801-12411).

CRA REAL ESTATE SECURITIES L.P.
-------------------------------

    CRA Real Estate Securities L.P. is the investment adviser for the CRA Realty Shares Portfolio. The principal address of CRA Real Estate Securities L.P. is Suite 205, 259 Radnor-Chester Road, Radnor, PA 19087.

    The list required by this Item 26 of general partners of CRA Real Estate Securities L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by CRA Real Estate Securities L.P. under the Advisers Act of 1940 (SEC File No. 801-49083).

MDL CAPITAL MANAGEMENT, INC.
----------------------------

    MDL Capital Management, Inc. is the investment adviser for the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio. The principal address of MDL Capital Management, Inc. is 225 Ross Street, Pittsburgh, PA 15222.

    The list required by this Item 26 of general partners of MDL Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by MDL Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-43419).

SAGE GLOBAL FUNDS, LLC
----------------------

    SAGE Global Funds, LLC is the investment adviser for the SAGE Corporate Bond Fund. The principal address of SAGE Global Funds, LLC is 55 William Street, Suite G-40, Wellesley, MA 02181.

    The list required by this Item 26 of general partners of SAGE Global Funds, LLC, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by SAGE Global Funds, LLC under the Advisers Act of 1940 (SEC File No. 801-54753).

STANDARD ASSET GROUP, INC.
-----------------------------

    Standard Asset Group, Inc. is the investment sub-adviser for the SAGE Corporate Bond Fund. The principal address of Standard Asset Group, Inc. is 55 William Street, Suite G-40, Wellesley, MA 02181.

    The list required by this Item 26 of general partners of Standard Asset Group, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Standard Asset Group, Inc. under the Advisers Act of 1940 (SEC File No. 801-29883).

LSV ASSET MANAGEMENT COMPANY
----------------------------

    LSV Asset Management Company is the investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company 200 W. Madison Street, 27th Floor, Chicago, Illinois 60606.

    The list required by this Item 26 of general partners of LSV Asset Management Company, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by LSV Asset Management Company under the Advisers Act of 1940 (SEC File No. 801-47689).

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                    July 15, 1982
SEI Liquid Asset Trust                    November 29, 1982
SEI Tax Exempt Trust                      December 3, 1982
SEI Index Funds                           July 10, 1985
SEI Institutional Managed Trust           January 22, 1987
SEI Institutional International Trust     August 30, 1988
The Pillar Funds                          February 28, 1992
CUFUND                                    May 1, 1992
STI Classic Funds                         May 29, 1992
First American Funds, Inc.                November 1, 1992
First American Investment Funds, Inc.     November 1, 1992
The Arbor Fund                            January 28, 1993
Boston 1784 Funds-Registered Trademark-   June 1, 1993
The PBHG Funds, Inc.                      July 16, 1993
Morgan Grenfell Investment Trust          January 3, 1994
The Achievement Funds Trust               December 27, 1994
Bishop Street Funds                       January 27, 1995
CrestFunds, Inc.                          March 1, 1995
STI Classic Variable Trust                August 18, 1995
ARK Funds                                 November 1, 1995
Monitor Funds                             January 11, 1996
SEI Asset Allocation Trust                April 1, 1996
TIP Funds                                 April 28, 1996
SEI Institutional Investments Trust       June 14, 1996
First American Strategy Funds, Inc.       October 1, 1996
HighMark Funds                            February 15, 1997
Armada Funds                              March 8, 1997
PBHG Insurance Series Fund, Inc.          April 1, 1997
The Expedition Funds                      June 9, 1997
Alpha Select Funds                        January 1, 1998
Oak Associates Funds                      February 27, 1998
The Nevis Funds, Inc.                     June 29, 1998
The Parkstone Group of Funds              September 14, 1998

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                       --

Henry H. Greer                   Director                                                           --

Carmen V. Romeo                  Director                                                           --

Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President                                           --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President,
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

S. Courtney E. Collier           Vice President & Assistant Secretary                               --

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Lydia A. Gavalis                 Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Greg Gettinger                   Vice President & Assistant Secretary                               --

Kathy Heilig                     Vice President                                          Vice President,
                                                                                           Assistant Secretary

Jeff Jacobs                      Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Mark Nagle                       Vice President                                          Controller & Chief
                                                                                           Financial Officer

Joanne Nelson                    Vice President                                                     --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Joseph M. O'Donnell              Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Cynthia M. Parrish               Vice President & Assistant Secretary                               --

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Lydia J. Streigel                Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

Wayne M. Withrow                 Vice President & Managing Director                                 --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

         (b)/(c)  With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Mutual Funds Services
           Oaks, PA 19456

        (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
    the required books and records are maintained at the offices of the Registrant's Advisers:

           HGK Asset Management, Inc.
           Newport Tower
           525 Washington Blvd.
           Jersey City, NJ 07310

           AIG Capital Management Corp.
           70 Pine Street
           20th Floor
           New York, NY 10270

           First Manhattan Co.
           437 Madison Avenue
           New York, NY 10022-7022

           CRA Real Estate Securities L.P.
           Suite 205
           259 North Radnor-Chester Road
           Radnor, PA 19087

           MDL Capital Management, Inc.
           225 Ross Street
           Pittsburgh, PA 15222

           SAGE Global Funds, LLC
           55 William Street, Suite G-40
           Wellesley, MA 02181

           Standard Asset Group, Inc.
           55 William Street
           Wellesley, MA 02181

           LSV Asset Management Company
           200 W. Madison Street, 27th Floor
           Chicago, Illinois 60606

ITEM 29.  MANAGEMENT SERVICES:  None.

ITEM 30.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

    Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 2nd day of March, 1999.


                                THE ADVISORS' INNER CIRCLE FUND

                                By:              /s/ MARK E. NAGLE
                                     -----------------------------------------
                                              Mark E. Nagle PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

              *
------------------------------  Trustee                          March 2, 1999
        John T. Cooney

              *
------------------------------  Trustee                          March 2, 1999
       William M. Doran

              *
------------------------------  Trustee                          March 2, 1999
       Robert A. Nesher

              *
------------------------------  Trustee                          March 2, 1999
     Robert A. Patterson

              *
------------------------------  Trustee                          March 2, 1999
        Eugene Peters

              *
------------------------------  Trustee                          March 2, 1999
       James M. Storey

      /s/ MARK E. NAGLE
------------------------------  President, Controller &          March 2, 1999
        Mark E. Nagle             Chief Financial Officer



*By:      /s/ MARK E. NAGLE
      -------------------------
            Mark E. Nagle
          ATTORNEY-IN-FACT

                                EXHIBIT INDEX

EXHIBIT NO. AND DESCRIPTION
-------------------------------------------------------------------------------------------------------
      EX-99.A1   Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to
                   Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on February
                   27, 1998.

      EX-99.A2   Registrant's Amendment to the Agreement and Declaration of Trust dated December 2,
                   1996, is incorporated herein by reference to Post-Effective Amendment No. 27 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on December 13, 1996.

      EX-99.A3   Registrant's Amendment to the Agreement and Declaration of Trust dated February 18,
                   1997, is incorporated herein by reference to Post-Effective Amendment No. 28 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on February 27, 1997.

      EX-99.B1   Registrant's By-Laws are incorporated herein by reference to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
                   Commission on August 29, 1991.

      EX-99.B2   Registrant's Amended and Restated By-Laws are incorporated herein by reference to
                   Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on December
                   12, 1996.

       EX-99.C   Not Applicable.

      EX-99.D1   Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with
                   Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on June 15,
                   1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on
                   February 28, 1996.

      EX-99.D2   Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund is incorporated herein by reference to
                   Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on September
                   19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 28 filed
                   February 27, 1997.

      EX-99.D3   Investment Advisory Agreement Between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective
                   Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File
                   No.33-42484), filed with the Securities and Exchange Commission on February 1, 1995
                   is incorporated herein by reference to Post-Effective Amendment No. 24 filed on
                   February 28, 1996.

EXHIBIT NO. AND DESCRIPTION
-------------------------------------------------------------------------------------------------------
      EX-99.D4   Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P.
                   dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and
                   Exchange Commission on May 22, 1997.

      EX-99.D5   Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth
                   Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No.
                   32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

      EX-99.D6   Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to
                   Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on February
                   27, 1998.

      EX-99.D7   Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset
                   Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement
                   on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 18, 1998.

      EX-99.D8   Form of Investment Advisory Agreement between Registrant and LSV Asset Management
                   Company is incorporated herein by reference to Post-Effective Amendment No. 34 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on December 29, 1998.

      EX-99.D9   Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company is incorporated herein by reference to
                   Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on December
                   29, 1998.

      EX-99.E1   Amended and Restated Distribution Agreement between Registrant and SEI Financial
                   Services Company dated August 8, 1994 as originally filed with Post-Effective
                   Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No.
                   33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is
                   incorporated herein by reference to Post-Effective Amendment No. 24 filed on February
                   28, 1996.

      EX-99.E2   Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28,
                   1997 is incorporated herein by reference to Post-Effective Amendment No. 30 to
                   Registrant's Registration Statement on From N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on June 30, 1997.

      EX-99.E3   Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments
                   Company and AIG Equity Sales Corporation is incorporated herein by reference to
                   Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on February
                   27, 1998.

       EX-99.F   Not Applicable.

EXHIBIT NO. AND DESCRIPTION
-------------------------------------------------------------------------------------------------------
       EX-99.G   Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement
                   on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment
                   No. 28 filed on February 27, 1997.

      EX-99.H1   Amended and Restated Administration Agreement between Registrant and SEI Financial
                   Management Corporation, including schedules relating to Clover Capital Equity Value
                   Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak
                   Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund,
                   Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund,
                   Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund,
                   Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
                   Commission on June 15, 1994 is incorporated herein by reference to Post-Effective
                   Amendment No. 24 filed on February 28, 1996.

      EX-99.H2   Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as
                   Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.

      EX-99.H3   Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares
                   Portfolio is incorporated herein by reference to Post-Effective Amendment No. 30 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on June 30, 1997.

      EX-99.H4   Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the
                   Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to
                   Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on February
                   27, 1997.

      EX-99.H5   Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

      EX-99.H6   Schedule to the Amended and Restated Administration Agreement adding the MDL Broad
                   Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
                   Commission on February 27, 1998.

EXHIBIT NO. AND DESCRIPTION
-------------------------------------------------------------------------------------------------------
      EX-99.H7   Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate
                   Fixed Bond Fund incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

      EX-99.H8   Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the
                   AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment
                   No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

      EX-99.H9   Schedule to Administration Agreement relating to the CRA Realty Portfolios is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's
                   Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

     EX-99.H10   [Form of] Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
                   Commission on February 27, 1998.

     EX-99.H11   Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form
                   N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May
                   18, 1998.

     EX-99.H12   Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration
                   Agreement dated November 14, 1991 as amended and restated May 17, 1994 between
                   Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement
                   on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

     EX.99.H13   Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak
                   Associates Funds is incorporated herein by reference to Post-Effective Amendment No.
                   34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

       EX-99.I   Opinion and Consent of Counsel dated October 24, 1991, as originally filed October 28,
                   1991, is incorporated herein by reference to Post-Effective Amendment No. 32 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on February 27, 1998.

       EX-99.J   Not Applicable.

       EX-99.K   Not Applicable.

       EX-99.L   Not Applicable.

       EX-99.M   Distribution Plan for The Advisors' Inner Circle Fund as originally filed with
                   Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A
                   (File No. 33-42484), filed with the Securities and Exchange Commission on September
                   19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

       EX-99.N   Not Applicable.

EXHIBIT NO. AND DESCRIPTION
-------------------------------------------------------------------------------------------------------
       EX-99.O   Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
                   Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
                   Commission on February 27, 1998.

       EX-99.P   Powers of Attorney for Mark E. Nagle, John T. Cooney, William M. Doran, Frank E.
                   Morris, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson and James M. Storey
                   are incorporated herein by reference to Post-Effective Amendment No. 34 to
                   Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                   Securities and Exchange Commission on December 29, 1998.